Labor and Social Security Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Labor and Social Security Obligations

	2020	2019

Profits sharing	37,802	28,563
Labor provisions	2,922	2,385

	40,724	30,948